Debt instruments	12 Months Ended
Dec. 31, 2024
Bank borrowings
Debt instruments

19.  Debt instruments

Debt instruments comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Notes carried at amortized cost (financial liability)
Commercial Paper	10,135	—
Secured Reinstated Senior Notes	—	150,010
Accrued coupon interest	—	5,805

Notes carried at amortized cost (financial asset)
Secured Reinstated Senior Notes	—	995
Accrued coupon interest	—	40

Total net debt instruments	10,135	154,780

Amount due for settlement within 12 months	10,135	5,765
Amount due for settlement after 12 months	—	149,015
Total	10,135	154,780

Commercial Paper program

The BME's (Spanish Stock Exchange) fixed income market admitted the Company’s Commercial Paper Program to trading for a maximum outstanding amount of €50 million ($52 million). The commercial paper to be issued under the program will have unit denominations of €100 thousand ($104 thousand) with maturities up to two years. Under this program, the Company will be able to issue commercial paper flexibly over 12 months. This program is led by Bankinter as arranger and agent. As of December 2024, Ferroglobe PLC issued 99 commercial paper units totaling €9,900 thousand ($10,255 thousand) at a fixed rate of 5.88% which were repaid in February 2025.

Reinstated Senior Notes

In 2017, the Company issued $350,000 thousand of 9.375% senior unsecured notes due in March 2022 (the “Old Notes”). Interest was payable semi-annually. In 2021, the Company effected a restructuring of these Old Notes, and 98.6% of the Old Notes were exchanged for total consideration of (i) $1,000 aggregate principal amount of the new 9.375% senior secured notes due 2025 (the “Reinstated Senior Notes”) for each $1,000 aggregate principal amount of the Old Notes plus (ii) a fee amounting to $51,611 thousand, which the Company’s Parent applied as cash consideration for a subscription of new ordinary shares of the Company.

Pursuant to the Exchange Offer, the Company offered to eligible holders of the Old Notes the opportunity to exchange any and all of the Old Notes for new 9.375% senior secured notes due 2025.

The Reinstated Senior Notes are governed by an indenture entered into by, among others, Ferroglobe Finance Company PLC and Ferroglobe USA, as issuers, GLAS Trustees Limited, as trustee, Global Loan Agency Services Limited, as paying agent, GLAS Trust Corporation Limited, as security agent, and the guarantors named therein. The Reinstated Senior Notes are guaranteed on a senior basis by Ferroglobe and some of its subsidiaries. The Reinstated Senior Notes mature on December 31, 2025 and are secured by the certain shares pledges, bank account pledges, intercompany receivable pledges, inventory pledges and security over certain mine concessions, real property, leases and other assets.

The Reinstated Senior Notes, and the guarantees thereof, are general secured, senior obligations of Ferroglobe Finance Company PLC and Ferroglobe USA and the Reinstated Senior Notes Guarantors, as applicable, and will rank senior in right of payment to any and all of the existing and future indebtedness of Ferroglobe, Ferroglobe USA and the Reinstated Notes Guarantors, as applicable, that is expressly subordinated in right of payment to the Reinstated Senior Notes and such guarantees, as applicable.

The Reinstated Senior Notes Indenture require us to offer to repurchase all or any part of each holder’s Reinstated Senior Notes upon the occurrence of a change of control, as defined in the Reinstated Senior Notes Indenture, at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest thereon, to the date of purchase.

The Reinstated Senior Notes Indenture restricts, among other things, the ability of Ferroglobe and its restricted subsidiaries to:

●	borrow or guarantee additional indebtedness;
●	pay dividends, repurchase shares and make distributions of certain other payments;
●	make certain investments;
●	create certain liens;
●	merge or consolidate with other entities;
●	enter into certain transactions with affiliates;
●	sell, lease or transfer certain assets, including shares of any restricted subsidiary of Ferroglobe; and
●	guarantee certain types of other indebtedness of Ferroglobe and its restricted subsidiaries without also guaranteeing the Reinstated Senior Notes.

In July 2023, the Company via its subsidiary issuers of the Reinstated Senior Notes partially redeemed such Reinstated Senior Notes at 102.3475% of the principal amount plus accrued interest. The issuers elect to redeem an aggregate principal amount of $150.0 million of the Reinstated Senior Notes plus accrued and unpaid interest of $14.0 million.

In February 2024, the Company completed the full redemption of the Reinstated Senior Notes at 102.34375% of the principal amount plus accrued interest. The issuers elected to redeem an aggregate principal amount of $147,624 thousand of the Reinstated Senior Notes, the entire amount outstanding as of the redemption date, plus accrued and unpaid interest and call premium of $4,075 thousand.